RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits		$ 17,092	$ 15,109
Audit, legal and consulting		3,444	3,423
Trustee/director fees including distributions, revaluations and expenses	[1]	3,898	2,108
RSU and PSU compensation expense including distributions and revaluations	[1]	8,749	6,198
Other public entity costs		1,961	1,986
Office rents including property taxes and common area maintenance costs		437	424
Capital tax		630	568
Information technology costs		1,825	1,045
Other		1,030	1,405
Total		39,066	32,266
Less: capitalized general and administrative expenses		(666)	(63)
General and administrative expenses		$ 38,400	$ 32,203

[1]	For fair value remeasurement expense amounts see note 12(b).